Banking Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Banking Premises and Equipment Net (Tables) [Abstract]
Net carrying value of banking premises and equipment

A summary of the net carrying value of banking premises and equipment at December 31 is as follows:

	2011	2010

	(In thousands)

Land	$5,806	$5,806
Buildings	56,659	56,127
Leasehold improvements	46,202	45,812
Furniture, fixtures and equipment	91,424	83,278

Total acquisition cost	200,091	191,023

Accumulated depreciation and amortization	(129,481)	(121,579)

Total banking premises and equipment, net	$70,610	$69,444

Minimum rental commitments required under operating leases

Year	Amount

(In thousands)

2012	$9,516
2013	9,624
2014	9,511
2015	9,214
2016	9,010
Thereafter	92,723

Total	$139,598